Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 11,949	$ 5,677
Trade receivables, net of allowance for doubtful debt	0	190
Prepayments and other assets	737	283
Inventories	357	0
Deferred charges, current portion	416	0
Due from related party	889	1,456
Total current assets	14,348	7,606
FIXED ASSETS, NET:
Vessels, net	839,883	453,175
Total fixed assets, net	839,883	453,175
OTHER NON CURRENT ASSETS:
Restricted cash	24,000	22,000
Deferred revenue	943	3,627
Deferred charges, net of current portion	7,077	1,652
Due from related party	1,125	675
Total assets	887,376	488,735
CURRENT LIABILITIES:
Current portion of long term debt	20,000	0
Trade payables	2,369	3,743
Loan from related party	0	5,500
Due to related party	142	0
Accrued liabilities	3,716	1,041
Unearned revenue	7,022	4,619
Total current liabilities	33,249	14,903
Deferred revenue	1,429	2,048
Long-term debt, net of current portion	555,000	214,085
Total non-current liabilities	556,429	216,133
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders: 20,505,000 units issued and outstanding as at December 31, 2014 and 14,985,000 units issued and outstanding as of December 31, 2013	304,729	182,969
Subordinated unitholders: 14,985,000 units issued and outstanding as at December 31, 2014 and 2013	(7,131)	74,580
General partner: 35,526 units issued and outstanding as at December 31, 2014 and 30,000 units issued and outstanding as at December 31, 2013	100	150
Total partners' equity	297,698	257,699
Total liabilities and partners' equity	$ 887,376	$ 488,735